Related Party Transactions - Summary of Related Party Transactions Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 1,615
Interfusion B.V. [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Due to related parties	0	985
T-Fone B.V. [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 630